UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06669

Name of Fund: BlackRock Fundamental Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Fundamental Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 4.6%	Boeing Co.	313,300	$ 25,931,841
	Lockheed Martin Corp.	751,600	82,255,104
	Precision Castparts Corp.	109,100	13,179,280
	Spirit Aerosystems Holdings, Inc. Class A (a)	1,190,000	35,497,700
	United Technologies Corp.	800,300	56,853,312

			213,717,237

Beverages - 4.0%	The Coca-Cola Co.	1,378,800	78,950,088
	Diageo Plc	3,214,300	62,717,117
	PepsiCo, Inc.	699,700	47,789,510

			189,456,715

Biotechnology - 3.8%	Celgene Corp. (a)(b)	1,305,100	79,428,386
	Gilead Sciences, Inc. (a)(b)	1,825,300	100,975,596

			180,403,982

Capital Markets - 4.4%	The Charles Schwab Corp. (b)	2,779,500	61,649,310
	Franklin Resources, Inc.	239,200	24,211,824
	Janus Capital Group, Inc. (b)	1,646,600	47,751,400
	State Street Corp.	993,600	71,559,072

			205,171,606

Chemicals - 5.1%	Air Products & Chemicals, Inc.	392,600	40,013,792
	Monsanto Co.	659,900	84,071,260
	The Mosaic Co. (a)	174,700	21,893,404
	Potash Corp. of Saskatchewan, Inc.	115,400	22,972,678
	Praxair, Inc. (b)	766,700	72,882,502

			241,833,636

Communications Equipment - 4.4%	Cisco Systems, Inc. (a)	4,338,000	115,911,360
	QUALCOMM, Inc.	1,892,500	91,861,950

			207,773,310

Computers & Peripherals - 5.2%	Apple, Inc. (a)	980,400	185,050,500
	EMC Corp. (a)(b)	3,452,700	60,215,088

			245,265,588

Construction & Engineering - 1.7%	Fluor Corp. (b)	249,900	46,618,845
	Jacobs Engineering Group, Inc. (a)	368,700	34,945,386

			81,564,231

Diversified Financial Services - 1.9%	IntercontinentalExchange, Inc. (a)(b)	312,500	43,187,500
	JPMorgan Chase & Co.	1,081,800	46,517,400

			89,704,900

Electrical Equipment - 2.2%	Emerson Electric Co.	1,315,400	76,529,972
	General Cable Corp. (a)(b)	372,800	26,394,240

			102,924,212

Energy Equipment & Services - 5.8%	National Oilwell Varco, Inc. (a)	1,011,840	84,306,509
	Schlumberger Ltd.	707,000	71,498,910
	Transocean, Inc.	418,383	62,836,942
	Weatherford International Ltd. (a)(b)	1,175,000	53,615,250

			272,257,611

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Food & Staples Retailing - 6.1%	CVS Caremark Corp. (b)	2,268,200	$ 97,056,278
	Costco Wholesale Corp. (b)	998,700	71,227,284
	Wal-Mart Stores, Inc.	2,043,400	117,985,916

			286,269,478

Health Care Equipment	Alcon, Inc.	322,700	50,663,900
& Supplies - 3.2%	Hologic, Inc. (a)(b)	2,378,424	57,153,529
	Intuitive Surgical, Inc. (a)(b)	139,600	40,985,164

			148,802,593

Health Care Providers & Services -	Express Scripts, Inc. (a)(b)	676,800	48,804,048
1.0%

Hotels, Restaurants & Leisure - 1.7%	McDonald's Corp.	1,343,600	79,702,352

Household Products - 1.5%	The Procter & Gamble Co.	1,079,300	71,287,765

IT Services - 2.7%	MasterCard, Inc. Class A (b)	247,300	76,329,145
	Visa, Inc. Class A (a)	585,100	50,529,236

			126,858,381

Industrial Conglomerates - 1.0%	General Electric Co.	1,510,200	46,393,344

Internet & Catalog Retail - 0.8%	Amazon.com, Inc. (a)(b)	473,700	38,663,394

Internet Software & Services - 5.5%	Akamai Technologies, Inc. (a)(b)	1,489,800	58,176,690
	Google, Inc. Class A (a)	340,200	199,289,160

			257,465,850

Life Sciences Tools	Covance, Inc. (a)(b)	465,300	38,145,294
& Services - 2.7%	Thermo Fisher Scientific, Inc. (a)	1,536,000	90,654,720

			128,800,014

Machinery - 1.9%	Deere & Co.	399,200	32,470,928
	Flowserve Corp.	397,600	55,075,552

			87,546,480

Metals & Mining - 0.5%	Freeport-McMoRan Copper & Gold, Inc. Class B (b)	208,300	24,102,393

Multiline Retail - 0.7%	J.C. Penney Co., Inc.	822,700	33,105,448

Oil, Gas & Consumable Fuels - 2.7%	Consol Energy, Inc.	729,800	71,199,288
	Petroleo Brasileiro SA (c)	752,800	53,072,400

			124,271,688

Pharmaceuticals - 4.6%	Abbott Laboratories	1,432,100	80,698,835
	Johnson & Johnson	1,066,800	71,198,232
	Teva Pharmaceutical Industries Ltd. (b)(c)	1,390,982	63,609,607

			215,506,674

Semiconductors & Semiconductor	Intel Corp.	2,936,700	68,072,706
Equipment - 2.6%	Nvidia Corp. (a)	2,176,750	53,765,725

			121,838,431

Software - 5.2%	Adobe Systems, Inc. (a)(b)	1,754,900	77,320,894
	Microsoft Corp.	3,261,900	92,377,008
	Oracle Corp. (a)	3,272,900	74,753,036

			244,450,938

Specialty Retail - 4.8%	Abercrombie & Fitch Co. Class A (b)	273,300	19,841,580
	Best Buy Co., Inc.	1,072,500	50,075,025
	GameStop Corp. Class A (a)	868,000	43,052,800

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lowe's Cos., Inc.	2,821,900	$ 67,725,600
	TJX Cos., Inc.	1,433,700	45,964,422

			226,659,427

Textiles, Apparel & Luxury Goods -	Coach, Inc. (a)	1,314,600	47,719,980
1.0%

Thrifts & Mortgage Finance - 0.9%	Fannie Mae	1,553,400	41,972,868

Tobacco - 1.3%	Philip Morris International, Inc. (a)	1,174,700	61,859,702

Wireless Telecommunication	China Mobile (Hong Kong) Ltd. (c)	657,900	48,546,441
Services - 1.6%	SBA Communications Corp. Class A (a)	693,600	25,815,792

			74,362,233

	Total Common Stocks
	(Cost - $3,617,305,109) - 97.1%		4,566,516,509

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Cash Sweep Series,
	2.63% (d)(e)	$ 233,854	233,853,849
	BlackRock Liquidity Series, LLC Money Market Series,
	2.70% (d)(e)(f)	625,731	625,730,500

	Total Short-Term Securities
	(Cost - $859,584,349) - 18.3%		859,584,349

	Options Purchased	Contracts

Call Options	Apple, Inc., expiring July 2008 at $135	3,257	17,726,223
	Cisco Systems, Inc., expiring July 2008 at $25	18,274	3,974,595
	Fannie Mae, expiring June 2008 at $22.5	2,319	1,101,525
	Monsanto Co., expiring July 2008 at $120	3,764	4,855,560
	The Mosaic Co., expiring June 2008 at $100	1,080	2,775,600
	Potash Corp. of Saskatchewan, Inc., expiring June
	2008 at $165	725	2,530,250

	Total Options Purchased
	(Premiums Paid - $18,479,883) - 0.7%		32,963,753

Total Investments Before Options Written
	(Cost - $4,495,369,341*) - 116.1%		5,459,064,611

	Options Written

Call Options	Apple, Inc., expiring July 2008 at $155	6,514	(23,222,410)
	Cisco Systems, Inc., expiring July 2008 at $27.5	36,548	(2,503,538)
	Fannie Mae, expiring June 2008 at $26	4,638	(904,410)
	Monsanto Co., expiring July 2008 at $140	7,528	(2,747,720)
	The Mosaic Co., expiring June 2008 at $115	2,160	(2,732,400)
	Potash Corp. of Saskatchewan, Inc., expiring June
	2008 at $180	1,450	(3,103,000)

	Total Options Written
	(Premiums Received - $20,103,863) - (0.7%)		(35,213,478)

BlackRock Fundamental Growth Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments, Net of Options Written
(Cost - $4,475,265,478)	- 115.4%	$ 5,423,851,133
Liabilities in Excess of Other Assets - (15.4%)		(722,729,971)

Net Assets - 100.0%		$ 4,701,121,162

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 4,496,098,456

Gross unrealized appreciation	$ 1,032,032,811
Gross unrealized depreciation	(69,066,656)

Net unrealized appreciation	$ 962,966,155

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 159,034	$ 3,854,503
BlackRock Liquidity Series, LLC
Money Market Series	$ (357,382)	$ 1,839,689

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fundamental Growth Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Fundamental Growth Fund, Inc.

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Fundamental Growth Fund, Inc.

Date: July 18, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fundamental Growth Fund, Inc.

Date: July 18, 2008